UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)           (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE 19934
 (Name and address of Agent for Service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: September 30, 2018

Semi-Annual Report 2018
For the period from April 1, 2018 through September 30, 2018
(Unaudited)

Sirius S&P Strategic Large-Cap
                                  Allocation Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Sirius S&P Strategic Large-Cap Allocation Fund (the "Fund").  The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund's distributor is a bank.

The Sirius S&P Strategic Large-Cap Allocation Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the Sirius S&P Strategic Large-Cap Allocation Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Sirius S&P Strategic Large-Cap Allocation Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 844-438-7474 (844-GET-SIRIUS).  The prospectus should be read carefully before investing.

For More Information on Your Sirius S&P Strategic Large-Cap Allocation Fund:

See Our Web site @ SiriusFunds.com.
or
Call Our Shareholder Services Group at 844-438-7474 (844-GET-SIRIUS).

SIRIUS POINT ADVISORS, INC.

October 31, 2018

Dear Shareholders of the Sirius S&P Strategic Large-Cap Allocation Fund:

The Sirius S&P Strategic Large-Cap Allocation Fund (SSPLX) seeks long-term growth and preservation of capital through  investments in S&P large-cap equity based ETFs and mutual funds. A portion of the Fund may be in cash and cash equivalents to preserve capital, awaiting investment opportunities. The Fund can utilize leverage and sell short as strategies to pursue gains in both advancing and retreating markets, although this activity may cause the NAV to fluctuate when the Fund is in these positions. The investment strategy is designed to allow the Fund to pursue returns during different periods of equities performance.

During much of 2018, the equities market advanced consistently, as expected. The advancing market allowed the Fund to anticipate investment opportunities and position the Fund as Sirius believed was appropriate. However, Sirius believes this multi-year rise in equities is maturing and potentially has limited upside. As mentioned in the Annual Shareholder's newsletter earlier this year, Sirius has been watching for a sharper pull-back in later 2018, and this has materialized recently. For this reason, after mid-year in 2018, the Fund began taking a defensive investment position at times, and investing at other times as appropriate, depending on how the equities market was behaving. During defensive positions, the S&P Index may continue to advance, but Sirius feels that the risk of remaining invested outweighs potential returns and has elected to preserve capital in the Fund at times. A reversal in the Index would counter these additional returns and may provide an investment opportunity for the Fund. During these periods, the Fund's NAV may fluctuate more because of changes to the Fund's investments and increased volatility in its underlying holdings.

Going into 2019, Sirius does expect an additional significant pullback in the equities markets after a recovery from the pullback in progress. After this additional pullback completes, Sirius expects the equities market to begin advancing again for much of the remainder of 2019. Both types of markets provide investment opportunities for the Fund.

Returns for the Fund are listed below:

Average Annual Total Returns
Period Ended September 30, 2018	Three Months	One Year	Since Inception[1]	Net Expense Ratio[2]	Gross Expense Ratio[3]
Sirius S&P Strategic Large-Cap Allocation Fund	4.39%	9.06%	2.17%	2.21%	2.54%
S&P 500 Total Return Index[4]	7.71%	17.91%	12.92%	N/A	N/A

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling Shareholder Services at 844-438-7474 (844-GET-SIRIUS). Fee waivers and expense reimbursements have positively impacted Fund performance. (RCSIR0417001)

1The Fund's Inception date is October 1, 2014.

2The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses exclusive of interest, taxes, brokerage commissions, borrowing costs, fees and expenses of other investment companies in which the Fund invests, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1) to not more than 1.60% of the average daily net assets of the Fund through July 31, 2019. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.  Further, net annual operating expenses for the Fund may exceed those contemplated by the waiver due to acquired fund fees and other expenses that are not waived under the Expense Limitation Agreement. Net expense ratio is from the Fund's prospectus dated August 1, 2018.

3Gross expense ratio is from the Fund's prospectus dated August 1, 2018.

4You cannot invest directly in the S&P 500 Total Return index.  This index does not have an investment advisor and does not pay any commissions, expenses, or taxes.  If this index did pay commissions, expenses, or taxes, its returns would be lower.

If you have any questions about the Fund, please don't hesitate to call our Shareholder Services at (844) 438-7474.

Sincerely,

Stacey D Russello
President
Sirius Point Advisors, Inc.

(RCSIR1118001)

Sirius S&P Strategic Large-Cap Allocation Fund

Schedule of Investments
(Unaudited)

As of September 30, 2018
	Principal	Discount Rate	Maturity Date	Value (Note 1)

UNITED STATES TREASURY BILL - 1.10%
United States Treasury Bill	$ 250,000	0.000%	2/21/2019	$247,699

Total United States Treasury Bill (Cost $247,848)				247,699

EXCHANGE-TRADED PRODUCTS - 46.25%			Shares
Large-Cap Funds - 46.25%
iShares Trust Core S&P 500 ETF			4,500	1,317,285
SPDR S&P 500 ETF Trust			31,500	9,152,955

Total Exchange-Traded Products (Cost $10,498,502)				10,470,240

SHORT-TERM INVESTMENT - 55.23%			Shares
Fidelity Institutional Money Market Funds - Government Portfolio, 1.99% §			12,503,789	12,503,789

Total Short-Term Investment (Cost $12,503,789)				12,503,789

Total Value of Investments (Cost $23,250,139) - 102.58%				$23,221,728

Liabilities in Excess of Other Assets - (2.58)%				(583,973)

Net Assets - 100.00%				$22,637,755

§ Represents 7 day effective yield

Summary of Investments
	% of Net
	Assets		Value
United States Treasury Bill	1.10%		$247,699
Exchange-Traded Products	46.25%		10,470,240
Short-Term Investment	55.23%		12,503,789
Liabilities in Excess of Other Assets	(2.58)%		(583,973)
Total Net Assets	100.00%		$22,637,755

See Notes to Financial Statements

Sirius S&P Strategic Large-Cap Allocation Fund

Statement of Assets and Liabilities
(Unaudited)

As of September 30, 2018

Assets:
Investments, at value (cost $23,250,139)	$23,221,728
Receivables:
Dividends	31,647
Prepaid expenses:
Fund accounting fees	2,378
Insurance fees	506
Security pricing fees	125
Transfer agent fees	106
Administration fees	52

Total assets	23,256,542

Liabilities:
Due to broker	3,340
Payables:
Investments purchased	581,399
Accrued expenses:
Advisory fees	16,612
Professional fees	6,269
Distribution and service fees	4,293
Registration and filing expenses	2,967
Trustee fees and meeting expenses	1,967
Compliance fees	953
Shareholder fulfillment expenses	571
Miscellaneous expenses	333
Custody fees	67
Interest expense	16

Total liabilities	618,787

Total Net Assets	$22,637,755

Net Assets Consist of:
Paid in Interest	$21,400,501
Distributable Earnings	1,237,254

Total Net Assets	$22,637,755
Shares Outstanding, no par value (unlimited authorized shares)	2,211,774
Net Asset Value, Offering Price, and Redemption Price Per Share	$10.24

See Notes to Financial Statements

Sirius S&P Strategic Large-Cap Allocation Fund

Statement of Operations
(Unaudited)

For the fiscal period ended September 30, 2018

Investment Income:
Dividends	$170,956
Interest	1,969

Total Investment Income	172,925

Expenses:
Advisory fees (note 2)	127,081
Interest expense	96,448
Distribution and service fees (note 4)	26,475
Fund accounting fees (note 2)	14,448
Professional fees	13,017
Administration fees (note 2)	11,901
Transfer agent fees (note 2)	10,394
Compliance fees (note 2)	5,703
Shareholder fulfillment expenses	4,067
Trustee fees and meeting expenses	3,967
Custody fees (note 2)	2,852
Registration and filing expenses	2,448
Miscellaneous expenses (note 2)	2,083
Insurance fees	1,091
Security pricing fees	670

Total Expenses	322,645

Advisory fees waived (note 2)	(30,280)

Net Expenses	292,365

Net Investment Loss	(119,440)

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	1,683,448

Net change in unrealized appreciation on investments	46,174

Net Realized and Unrealized Gain on Investments	1,729,622

Net Increase in Net Assets Resulting from Operations	$1,610,182

See Notes to Financial Statements

Sirius S&P Strategic Large-Cap Allocation Fund

Statements of Changes in Net Assets
	September 30,	March 31,
For fiscal year or period ended	2018 (a)	2018

Operations:
Net investment loss	$(119,440)	$(279,294)
Net realized gain from investment transactions and securites
sold short	1,683,448	375,330
Net change in unrealized appreciation (depreciation) on investments
and securities sold short	46,174	(74,530)

Net Increase in Net Assets Resulting from Operations	1,610,182	21,506

Beneficial Interest Transactions:
Shares sold	1,281,338	474,540
Reinvested distributions	-	-
Shares repurchased	(439,550)	(3,570,699)

Increase (Decrease) from Beneficial Interest Transactions	841,788	(3,096,159)

Net Increase (Decrease) in Net Assets	2,451,970	(3,074,653)

Net Assets:
Beginning of period	20,185,785	23,260,438
End of period	$22,637,755	$20,185,785

Share Information:
Shares sold	126,562	51,107
Reinvested distributions	-	-
Shares repurchased	(44,072)	(385,832)
Net Increase (Decrease) in Shares of Beneficial Interest	82,490	(334,725)

(a) Unaudited.

See Notes to Financial Statements

Sirius S&P Strategic Large-Cap Allocation Fund

Financial Highlights

For a share outstanding during each of	September 30,		March 31,
the fiscal years or periods ended	2018	(f)	2018	2017	2016	2015	(e)

Net Asset Value, Beginning of Period	$9.48		$9.44	$9.41	$10.64	$10.00

Income from Investment Operations
Net investment loss	(0.05)		(0.13)	(0.04)	(0.10)	(0.08)
Net realized and unrealized gain (loss) on investments	0.81		0.17	0.07	(0.49)	0.72

Total from Investment Operations	0.76		0.04	0.03	(0.59)	0.64

Distributions to Shareholders
From realized gains	-		-	-	(0.64)	-

Total from Distributions to Shareholders	-		-	-	(0.64)	-

Net Asset Value, End of Period	$10.24		$9.48	$9.44	$9.41	$10.64

Total Return	7.91%	(b)	0.42%	0.32%	(5.79)%	6.40%	(b)

Net Assets, End of Period (in thousands)	$22,638		$20,186	$23,260	$20,978	$24,574

Ratios of:
Interest Expenses to Average Net Assets	0.90%		0.07%	0.07%	0.06%	-
Gross Expenses to Average Net Assets (c)(d)	3.03%	(a)	2.45%	2.17%	2.65%	2.22%	(a)
Net Expenses to Average Net Assets (c)(d)	2.75%	(a)	2.21%	1.98%	2.32%	1.85%	(a)
Net Expenses to Average Net Assets (excluding
interest/dividends) (c)(d)	1.85%	(a)	1.85%	1.85%	1.85%	1.85%	(a)
Net Investment Loss to Average Net Assets (d)	(1.11)%	(a)	(1.25)%	(1.04)%	(1.73)%	(1.70)%	(a)

Portfolio turnover rate	174.74%	(b)	269.62%	573.79%	264.11%	262.31%	(b)

(a) Annualized.
(b) Not annualized.
(c)	The expense ratios listed reflect total expenses prior to any waivers (gross expense ratio) and after any waivers (net expense ratio).
(d)	Recognition of the Fund's net investment income is affected by the timing of dividend declarations of underlying funds. The expenses of the underlying funds are excluded from the Fund's expense ratio.
(e)	For the period from October 1, 2014 (Date of Initial Public Investment) through March 31, 2015.
(f) Unaudited.

See Notes to Financial Statements

Sirius S&P Strategic Large-Cap Allocation Fund

Notes to Financial Statements
(Unaudited)

As of September 30, 2018

1.  Organization and Significant Accounting Policies

The Sirius S&P Strategic Large-Cap Allocation Fund (the "Fund") is a series of the Starboard Investment Trust (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund is a separate non-diversified series of the Trust.

The Fund commenced operations on October 1, 2014. The investment objective of the Fund is long-term growth and preservation of capital. The Fund's investment advisor, Sirius Point Advisors, Inc. (the "Advisor"), seeks to achieve its investment objective by investing primarily in exchange-traded funds ("ETFs") and secondarily in mutual funds.  The Fund is a "fund of funds," which means it invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in ETFs, and mutual funds that hold securities in the S&P 500 Total Return Index and large-cap S&P sectors.
The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification 946 "Financial Services – Investment Companies," and Financial Accounting Standards Update ("ASU") 2013-08.

Investment Valuation
Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean of the most recent bid and ask prices. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Investments in open-end companies are valued at their respective net asset values as reported by such investment companies.  Securities and assets for which representative market quotations are not readily available (e.g. if the exchange on which a security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund's net asset value calculation), or which cannot be accurately valued using the Fund's normal pricing procedures, are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the "Trustees"). A security's "fair value" price may differ from the price next available for that security using the Fund's normal pricing procedures.

The Fund may invest in portfolios of open-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the Board of the Underlying Funds.  Open-ended funds are valued at their respective net asset values as reported by such investment companies.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: unadjusted quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

(Continued)

Sirius S&P Strategic Large-Cap Allocation Fund

Notes to Financial Statements
(Unaudited)

As of September 30, 2018

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of September 30, 2018 for the Fund's assets measured at fair value:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
United States Treasury Bill	$247,699	$-	$247,699	$-
Exchange-Traded Products	10,470,240	10,470,240	-	-
Short-Term Investment	12,503,789	12,503,789	-	-
Total Assets	$23,221,728	$22,974,029	$247,699	$-

(a)
The Fund had no transfers into or out of Level 1, 2, or 3 during the fiscal period ended September 30, 2018.  The Fund did not hold any Level 3 securities during the period.  The Fund recognizes transfers at the end of each reporting year.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income and expense are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Fund may declare and distribute dividends from net investment income, if any, annually.  Distributions from capital gains, if any, are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Exchange-Traded Funds
The Fund may invest in exchange-traded funds ("ETFs").  ETFs are a type of fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a portfolio of securities.  The risks of owning an ETF generally reflect the risks of owning their underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

(Continued)

Sirius S&P Strategic Large-Cap Allocation Fund

Notes to Financial Statements
(Unaudited)

As of September 30, 2018

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Related Parties and Service Providers

Advisor
The Fund pays a monthly fee to the Advisor calculated at the annual rate of 1.20% of the Fund's average daily net assets.  For the fiscal period ended September 30, 2018, $127,081 in advisory fees were incurred by the Fund, of which $30,280 were waived by the Advisor.

The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund's total operating expenses (exclusive of interest, taxes, brokerage commissions, borrowing costs, fees and expenses of other investment companies in which the Fund invests, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1) to not more than 1.60% of the average daily net assets of the Fund for the current fiscal period. The current term of the Expense Limitation Agreement remains in effect until July 31, 2019.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.  The Advisor cannot recoup from the Fund any expenses paid by the Advisor under the Expense Limitation Agreement.

Administrator
The Fund pays a monthly fee to the Fund's administrator, The Nottingham Company ("the Administrator"), based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below which is subject to a minimum of $2,000 per month. The Administrator also receives a fee to procure and pay the Fund's custodian, additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.  The Administrator also receives a miscellaneous compensation fee for peer group, comparative analysis, and compliance support totaling $350 per month.  As of September 30, 2018, the Administrator received $2,083 in miscellaneous expenses.

A breakdown of these fees is provided in the following table:

Administration Fees*		Custody Fees*		Fund Accounting Fees (monthly)	Fund Accounting Fees (annual)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $250 million	0.100%	First $200 million	0.020%	$2,250	0.01%	$150 per state
Next $250 million	0.080%	Over $200 million	0.009%
Next $250 million	0.060%
Next $250 million	0.050%	*Minimum monthly fees of $2,000 and $416 for Administration and Custody, respectively.
On the next $1 billion	0.040%
Over $2 billion	0.030%

The Fund incurred $11,901 in administration fees, $14,448 in fund accounting fees, and $2,852 in custody fees for the fiscal period ended September 30, 2018.
(Continued)

Sirius S&P Strategic Large-Cap Allocation Fund

Notes to Financial Statements
(Unaudited)

As of September 30, 2018

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent") serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent's fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.

3.   Trustees and Officers

The Board of Trustees is responsible for the management and supervision of the Fund.  The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Trustees who are not "interested persons" of the Trust or the Advisor within the meaning of the 1940 Act (the "Independent Trustees") receive $2,000 each year from each Fund. The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance of Board meetings.  Additional fees may also be incurred during the year as special meetings are necessary in addition to the regularly scheduled meetings of the Board of Trustees.

Certain officers of the Trust may also be officers of the Administrator.

4.    Distribution and Service Fees

The Independent Trustees adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan").  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may (i) incur certain expenses, including reimbursing the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund, and/or (ii) pay compensation for providing account maintenance services to the Fund, including arranging for certain dealers or brokers, administrators, and others to provide them services, in an amount which may not exceed 0.25% per annum of the Fund's average daily net assets for each year elapsed subsequent to adoption of the Plan.  For the fiscal period ended September 30, 2018, $26,475 in fees were incurred by the Fund.

5.   Purchases and Sales of Investment Securities

For the fiscal period ended September 30, 2018, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities and securities sold short) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$30,474,918	$40,373,561

There were no long-term purchases or sales of U.S Government Obligations during the fiscal period ended September 30, 2018.

(Continued)

Sirius S&P Strategic Large-Cap Allocation Fund

Notes to Financial Statements
(Unaudited)

As of September 30, 2018

6.   Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

Management has reviewed the Fund's tax positions to be taken on the federal income tax returns during the open tax years ended March 31, 2015 through March 31, 2018, and through the fiscal period ended September 30, 2018, and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the fiscal

At September 30, 2018, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$23,250,139

Unrealized Appreciation	$-
Unrealized Depreciation	(28,411)
Net Unrealized Depreciation	$(28,411)

7.   Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

8.   Underlying Investment in Other Investment Companies

The Fund currently invests a portion of its assets in the Fidelity Institutional Money Market Funds ("Fidelity Fund").  The Fund may redeem its investment from the Fidelity Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.  The performance of the Fund may be directly affected by the performance of the Fidelity Fund.  The financial statements of the Fidelity Fund, including the portfolio of investments, can be found at Fidelity's website www.fidelity.com or the Securities and Exchange Commission's website www.sec.gov and should be read in conjunction with the Fund's financial statements.  As of September 30, 2018, the Fund's net assets invested in the Fidelity Fund were 55.23%.

The Fund also currently invests a significant portion of its assets in the SPDR S&P 500 Exchange-Traded Fund (the "ETF").  The Fund may redeem its investment from the ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.  The performance of the Fund may be directly affected by the performance of the ETF. The financial statements of the ETF, including the portfolio of investments, can be found at the ETF's website, www.spdrs.com, or the Securities and Exchange Commission's website, www.sec.gov, and should be read in conjunction with the ETF's financial statements.  As of September 30, 2018, the Fund's net assets invested in the ETF were 40.43%.

(Continued)

Sirius S&P Strategic Large-Cap Allocation Fund

Notes to Financial Statements
(Unaudited)

As of September 30, 2018

9.   Concentration of Risk

At various times, the Fund may have cash, cash collateral, and due from broker balances that exceed federally insured limits.  It is the opinion of management that the solvency of the financial institutions is not of a particular concern at the time.

10.  New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework–Changes to the Disclosure Requirements for Fair Value Measurement.  The amendments eliminate certain disclosure requirements for fair value measurements for all entities, requires public entities to disclose certain new information and modifies some disclosure requirements. The new guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. An entity is permitted to early adopt either the entire standard. The changes have been applied to the Fund's financial statements as of the fiscal period ended September 30, 2018.

11.  Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any additional subsequent events that necessitated disclosures and/or adjustments in addition to the disclosure above.

Sirius S&P Strategic Large-Cap Allocation Fund

Additional Information
(Unaudited)

As of September 30, 2018

1.	Proxy Voting Policies and Voting Record

A copy of the Advisor's Disclosure Policy is included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 844-438-7474 (844-GET-SIRIUS), and on the website of the Securities and Exchange Commission ("SEC") at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q are available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 844-438-7474 (844-GET-SIRIUS).

3.	Tax Information

We are required to advise you within 60 days of the Fund's fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund's fiscal period ended September 30, 2018.

During the fiscal period, there were no income distributions and no long-term capital gain distributions paid from the Fund.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2018 through September 30, 2018.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

(Continued)

Sirius S&P Strategic Large-Cap Allocation Fund

Additional Information
(Unaudited)

As of September 30, 2018

	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,079.10	$9.64
	$1,000.00	$1,015.79	$9.35
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio of 1.85%, multiplied by 183/365 (to reflect the six month period).

Sirius S&P Strategic Large-Cap Allocation Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Sirius Point Advisors, Inc.
116 South Franklin Street	Post Office Box 277
Post Office Box 69	Lovettsville, Virginia 20180
Rocky Mount, North Carolina 27802-0069

Telephone:	Telephone:

800-773-3863	844-438-7474 (844-GET-SIRIUS)

World Wide Web @:	World Wide Web @:

ncfunds.com	SiriusFunds.com

Item 2 - CODE OF ETHICS.
Not applicable.

Item 3 - AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

Item 4 - PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

Item 5 - AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

Item 6 - SCHEDULE OF INVESTMENTS.
A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 - DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR   CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 8 - PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 9 - PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

Item 10 - SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

Item 11 - CONTROLS AND PROCEDURES.
(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)
If the registrant is a closed-end management investment company, provide the following dollar amounts of income and fees/compensation related to the securities lending activities of the registrant during its most recent fiscal year:

(1)	Gross income from securities lending activities;
(2)
All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) ("revenue split"); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

(3)	The aggregate fees/compensation disclosed pursuant to paragraph (2); and
(4)	Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

Item 13 - EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).
(a)(3)	Not applicable.
(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

/s/ K atherine M. Honey
Katherine M. Honey
Date: December 10, 2018	President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ K atherine M. Honey
Katherine M. Honey
Date: December 10, 2018	President and Principal Executive Officer

/s/ Ashley E. Harris
Date: December 10, 2018	Ashley E. Harris Treasurer and Principal Financial Officer